Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

	December 31,
	2017	2016
	U.S. Dollars (in thousands)

Patent registration costs	1,513	1,429

Accumulated amortization	1,031	910

Total intangible asset, net	482	519

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2017, 2016 and 2015 amounted to $121, $141 and $127, respectively.

As of December 31, 2017, the estimated amortization expenses of intangible assets for the years 2018 to 2022 is as follows:

Year ending December 31,	U.S. Dollars (in thousands)
2018	73
2019	73
2020	73
2021	70
2022	59
348